Interest expense - Cash and Payment-In-Kind Interest (Details) - USD ($) $ in Millions		6 Months Ended		12 Months Ended
	Nov. 01, 2018	Dec. 31, 2018	Jul. 01, 2018	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Cash and payment-in-kind interest		$ (237)	$ (37)	$ (338)	$ (440)
Secured Debt | Secured credit facilities and unsecured bonds
Debt Instrument [Line Items]
Cash and payment-in-kind interest		(162)	(116)	(239)	(327)
Less: adequate protection payments		0	104	0	0
Secured Debt | Senior secured notes
Debt Instrument [Line Items]
Cash and payment-in-kind interest	$ (5)	(50)	0	(60)	(66)
Secured Debt | Credit facilities contained within variable interest entities
Debt Instrument [Line Items]
Cash and payment-in-kind interest		$ (25)	$ (25)	$ (39)	$ (47)